Cover	Sep. 17, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K ("Amendment No. 1") amends the Company's Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the "SEC") on September 17, 2024 (the "Original Form 8-K"). As disclosed in Item 8.01 of the Original Form 8-K, the Closing was expected to trigger the occurrence of a Fundamental Change and a Make-Whole Fundamental Change (each as defined in the indenture (the "Indenture") governing the 7.00% Exchangeable Notes due 2026 (the "Notes")) issued by CompoSecure Holdings, L.L.C. ("Holdings"), a subsidiary of the Company, which would become effective within five business days of the Closing. The Original Form 8-K further provided that once the Make-Whole Fundamental Change became effective, the Company would issue a notice to holders of the Notes pursuant to the terms of the Indenture, and that the Company would disclose such information via an amendment to the Original 8-K. The Company is filing this Amendment No. 1 to the Original Form 8-K to provide such additional disclosure.
Document Period End Date	Sep. 17, 2024
Entity File Number	001-39687
Entity Registrant Name	CompoSecure, Inc.
Entity Central Index Key	0001823144
Entity Tax Identification Number	85-2749902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	309 Pierce Street
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	908
Local Phone Number	518-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	CMPO
Security Exchange Name	NASDAQ
Redeemable Warrant Seach Whole Warrant Exercisable For One Share Of Class A Common Stock [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	CMPOW
Security Exchange Name	NASDAQ